FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  31 DECEMBER 2005

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
NAME:  MWN LIMITED
ADDRESS:  c/o MCKINNEY, BANCROFT & HUGHES, MAREVA HOUSE,
4 GEORGE STREET, NASSAU, BAHAMAS

FORM 13F FILE NUMBER:  28-06271

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE
PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING
THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED
HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT
ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE
CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:   JEFFREY W. CAMERON
TITLE:  DIRECTOR OF COMPLIANCE
PHONE:  610.971.5000

SIGNATURE, PLACE, AND DATE OF SIGNING:


____________________________
SIGNATURE
RADNOR, PA
13 FEBRUARY 2006

REPORT TYPE:

[ X  ]  13F HOLDINGS REPORT

[    ]  13F NOTICE

[    ]  13F COMBINATION REPORT





FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:		0
FORM 13F INFORMATION TABLE ENTRY TOTAL:         0
FORM 13F INFORMATION TABLE VALUE TOTAL:         0
(THOUSANDS)

LIST OF OTHER INCLUDED MANAGERS:	NONE

PROVIDE A NUMBERED LIST OF THE NAME(S) AND FORM 13F FILE NUMBER(S) OF
ALL INSTITUTIONAL INVESTMENT MANAGERS WITH RESPECT TO WHICH THIS REPORT
IS FILED, OTHER THAN THE MANAGER FILING THIS REPORT.

NO.		FORM 13F FILE NUMBER		NAME
01		98-06263			TEWKSBURY CAPITAL MANAGEMENT LTD.



FORM 13F INFORMATION TABLE
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